Prepaid Expenses	10 Months Ended
Dec. 31, 2021
Prepaid Expenses [Abstract]
Prepaid expenses

Note 4 — Prepaid expenses

December 31, 2021
Advances on supply and manufacturing services	$756,805
Advances on non-clinical research and clinical development services	524,342
Other prepayments	167,949
Total	$1,449,096

The above prepaid expenses relate to services expected to be received during the first quarter of 2022.